                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:                   811- 5468

Exact name of registrant as specified in charter:     The High Yield Plus
                                                      Fund, Inc.

Address of principal executive offices:               Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Name and address of agent for service:                Lori Bostrom
                                                      Gateway Center 3
                                                      100 Mulberry Street
                                                      Newark, New Jersey 07102

Registrant's telephone number, including area code:   973-367-1495

Date of fiscal year end:                              March 31, 2004

Date of reporting period:                             September 30, 2003

Item 1 -- Reports to Stockholders

The
High Yield
Plus Fund,
Inc.


SEMI-
ANNUAL
REPORT

September 30, 2003

Letter To Shareholders                           October 27, 2003

Dear Shareholder:

The high yield market returned 13.2% for the fiscal first half ended September 30th as measured by the Lehman Brothers High Yield Index. High yield thus significantly outperformed investment grade bonds, which returned 2.4% over the same period, as measured by the Lehman Brothers Aggregate Index. An accommodating Federal Reserve, clear signs of an improving economy, corporate balance sheet repair, improved access to capital, declining default rates, and an attractive yield have boosted the high yield market this year.

Although the high yield market is now trading inside its 5 and 10 year historical averages, we remain upbeat about the prospects for high yield as fundamentals remain strong. Moody's 5.7% issuer default rate for September is the lowest default rate we have seen since November of 2000. The rating agency predicts default rates will drop to 3.9% by September of 2004. Declining default rates, signs of renewed earnings growth, and improved balance sheets in this low nominal interest rate environment bode well for high yield going forward.

We have seen record-breaking demand for high yield this calendar year as evidenced by the fact that $16.5 billion has flowed into high yield mutual funds year-to-date, nearly five times the $3.4 billion reported for the same period last year, as measured by AMG Data Services. New issuance struggled to keep up with demand this year until July, when a supply of new issuance
flooded the market just as demand eased.   The forward calendar slowed in
August, however, and with it the number of lower-quality issues that were choking the market by the end of July.

Lower-quality credits have continued to outperform the higher-quality segment of the market over the last six months, although the gap is narrowing between the two as the amount of distressed credits in the market declines. Distressed bonds, which constituted 12% of the market at the start of the calendar year, have now shrunk to 1% of the total market. This is evidenced by the fact that over the fiscal first half, double-B rated bonds returned 9.5%, while single-B rated bonds returned 11.4%, and triple-C rated bonds returned 23.9%, due mainly to capital appreciation.

                                TOTAL RETURNS
                       For Periods Ended March 31, 2003

                                     6 Months   1 Year   2 Years*

High Yield Plus Fund (NAV)(1.)         15.9%     40.9%     11.1%
Lipper CEHY -- Leveraged               19.0      41.5      14.7

* Annualized

1 Represents NAV-based performance calculation as provided by Lipper
  Analytical Services, Inc. Past performance is no guarantee of future results. Returns based on market performance of the Fund's shares would be different.


Fund Performance
The Fund's total returns for periods ended September 30, 2003 are shown on the table above. For comparison, we have also provided the returns of the Lipper Closed-End Leveraged High Yield category, an average of 26 closed-end high yield leveraged funds; we

--------------------------------------------------------------------------------
                                      -1-
would note that the degree of leverage varies substantially amongst the funds in the group.

The Fund is leveraged and has a $35 million credit line provided by Fleet National Bank as of September 30, 2003. The Fund had drawn $26 million on the line at quarter end; this reflects an increase of $5 million since the Fund's prior fiscal year-end. Borrowings fluctuate depending on investment outlook and opportunities. As of September 30, 2003, the Fund's shares were priced at $4.05. This price reflected a premium of 6.0% to the Fund's net asset value of $3.82 per share. (The average premium of the funds in the Lipper Leveraged Closed End universe was 4.7% as of September 30, 2003.) The Fund's monthly dividend rate of $0.035 per share equates to an annualized yield of 10.4% relative to the stock price. This yield was significantly in excess of the US 10-Year Treasury rate of 3.9% on September 30, 2003.

Among the industries that added the most value to the Fund on an absolute basis during the first half of the fiscal year were Utilities, Technology, Automotive, Telecommunications and Transportation. Utilities and Telecommunications benefited from improved access to capital, leading to added liquidity and balance sheet repair. Automotive, Technology and Transportation each improved in anticipation of a cyclical improvement in the economy. Many of the sectors that lagged in the period were those characterized by lower yields and more stable operating metrics such as Food, Consumer Products, Environmental and Home Construction. The only sector that provided a negative return in the period was Textiles in which the Fund held only a 1% position.

Relative to a broad market index such as the Lehman Brothers High Yield Index, the Fund outperformed in the Technology, Automotive and Pharmaceutical sectors due mainly to positive security selection within those sectors. Underperforming industries, however, more than offset the outperformers on a relative basis during the period. Relative underperformers include Cable, Utilities and Telecommunications. Despite positive absolute returns in these sectors, as mentioned above, the Fund, with a primary focus on income generation, was not aggressively positioned in the more distressed segment of these industries and therefore lagged as they rallied off of low levels

While spreads have compressed significantly this year, valuation of the high yield market remains attractive on a relative basis. Low absolute yields will temper further dramatic capital appreciation, but fundamental and technical drivers remain positive. We believe that the second half of the fiscal year should be positive for the high yield market.

Our focus continues to be on seeking out attractive yields in the high yield market while minimizing credit losses. We expect defaults to continue to decline going forward, and with this decline, the risk premium associated with high yield bonds should continue to narrow. The Fund remains positioned to capture the beneficial effects of an improving economy.

As always, we appreciate your interest in the Fund.

Sincerely yours,


Earl McEvoy
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP

--------------------------------------------------------------------------------
                                      -2-

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                             Moody's        Interest     Maturity     Amount            Value
Description                                                  Rating           Rate         Date        (000)           (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--138.9%
CORPORATE BONDS--138.9%
------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.9%
Argo-Technology Corp., Gtd. Notes                                 B3          8.625%       10/1/07   $    600        $    582,000
Sequa Corp., Sr. Notes                                            B1          9.00          8/1/09        500             547,500
                                                                                                                     ------------
                                                                                                                        1,129,500
------------------------------------------------------------------------------------------------------------------------------
Automotive--6.8%
Accruride Corp., Sr. Sub. Notes, Ser. B                           Caa1        9.25          2/1/08      1,150           1,147,125
Advanced Accessory Systems LLC, Sr. Notes                         B2         10.75         6/15/11        135             145,125
Dana Corp.,
   Notes                                                          Ba3        10.125        3/15/10         75              83,812
   Notes                                                          Ba3         9.00         8/15/11        475             520,125
Delco Remy International, Inc.,
   Sr. Notes                                                      B3         10.625         8/1/06         95              90,013
   Sr. Notes                                                      B3          8.625       12/15/07        174             171,390
Dura Operating Corp., Sr. Sub. Notes, Ser. D                      B2          9.00          5/1/09        370             344,100
Goodyear Tire & Rubber Co.,
   Notes                                                          B1          8.50         3/15/07         55              51,700
   Notes                                                          B1          7.857        8/15/11        510             428,400
Lear Corp., Sr. Sub. Notes, Ser. B                                Ba1         8.11         5/15/09        365             419,750
Navistar International Corp., Gtd. Notes, Ser. B                  Ba3         9.375         6/1/06        195             212,794
Tenneco Automotive, Inc.,
   Sr. Notes, Ser. B                                              Caa1       11.625       10/15/09        130             128,050
   Sr. Notes                                                      Caa1       10.25         7/15/13        120             130,200
TRW Automative, Inc., Sr. Sub. Notes                              B2         11.00         2/15/13        210             244,650
                                                                                                                     ------------
                                                                                                                        4,117,234
------------------------------------------------------------------------------------------------------------------------------
Cable--6.6%
Charter Communications Holdings LLC,
   Sr. Notes                                                      Ca          10.75        10/1/09        755             617,213
   Sr. Notes                                                      Ca           9.625      11/15/09        450             347,625
   Sr. Notes                                                      Ca          11.125       1/15/11        285             232,987
CSC Holdings Corp., Sr. Notes, Ser. B                             B1           8.125       7/15/09        720             741,600
Insight Midwest L.P., Sr. Notes                                   B2          10.50        11/1/10      1,100           1,149,500
Mediacom Broadband LLC, Gtd. Notes                                B2          11.00        7/15/13        725             763,062
Rogers Cable, Inc., Sr. Notes (Canada)                            Baa3         6.25        6/15/13        100 (b)          99,875

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Cable (cont'd.)
Shaw Communications, Inc., (Canada)
   Sr. Notes                                                      Ba2         8.25%        4/11/10   $     30 (b)    $     33,075
   Sr. Notes                                                      Ba2         7.25          4/6/11         15 (b)          15,938
                                                                                                                     ------------
                                                                                                                        4,000,875
------------------------------------------------------------------------------------------------------------------------------
Chemicals--5.4%
ARCO Chemical Co., Debs.                                          Ba3         9.375       12/15/05        700             703,500
IMC Global, Inc., Sr. Sub. Notes, Ser. B                          B1         11.25          6/1/11        835             868,400
Lyondell Chemical Co., Sr. Sub. Notes                             B2         10.875         5/1/09        655             582,950
Methanex Corp., Sr. Notes (Canada)                                Ba1         8.75         8/15/12        135 (b)         145,125
Omnova Solutions, Inc., Sr. Sec'd. Notes                          B2         11.25          6/1/10        200             212,000
PolyOne Corp., Gtd. Notes                                         B2         10.625        5/15/10        200             169,000
Resolution Performance Products, Inc., Sr. Sub. Notes             Caa1       13.50        11/15/10        665             595,175
                                                                                                                     ------------
                                                                                                                        3,276,150
------------------------------------------------------------------------------------------------------------------------------
Construction Machinery--1.9%
Case New Holland, Inc., Sr. Notes                                 Ba2         9.25          8/1/11        635             682,625
United Rentals, Inc., Sr. Sub. Notes, Ser. B                      B2          9.00          4/1/09        400             414,000
Wabtec Corp., Sr. Notes                                           Ba2         6.875        7/31/13         75              75,938
                                                                                                                     ------------
                                                                                                                        1,172,563
------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services--4.6%
Flour Corp., Notes                                                Ba3         6.95          3/1/07        280             276,500
Icon Health & Fitness, Inc., Sr. Sub. Notes                       B3         11.25          4/1/12        500             536,250
Iron Mountain, Inc.,
   Sr. Sub. Notes                                                 B2          8.25          7/1/11        425             442,000
   Sr. Sub. Notes                                                 B2          7.75         1/15/15        150             154,875
Playtex Products, Inc., Sr. Sub. Notes                            B3          9.375         6/1/11        300             288,000
Rayovac Corp., Sr. Sub. Notes                                     B3          8.50         10/1/13        210             216,300
Remington Arms Co., Gtd. Notes                                    B2         10.50          2/1/11        295             302,375
Revlon Consumer Products, Inc., Sr. Sub. Notes                    Caa1       12.00         12/1/05        335             335,000
Service Corporation International, Inc., Notes                    B1          7.70         4/15/09         15              15,337
United Industries Corp., Sr. Sub. Notes, Ser. D                   B3          9.875         4/1/09        185             190,550
                                                                                                                     ------------
                                                                                                                        2,757,187
------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing--2.3%
Tyco International Group S.A., (Luxembourg)
   Gtd. Notes                                                     Ba2         6.375        2/15/06        105 (b)         109,988
   Gtd. Notes                                                     Ba2         5.80          8/1/06         60 (b)          62,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing (cont'd.)
   Gtd. Notes                                                     Ba2         6.125%       1/15/09   $    215 (b)    $    224,675
   Gtd. Notes                                                     Ba2         6.75         2/15/11        110 (b)         116,050
   Gtd. Notes                                                     Ba2         6.375       10/15/11        860 (b)         886,875
                                                                                                                     ------------
                                                                                                                        1,399,838
------------------------------------------------------------------------------------------------------------------------------
Energy & Related Goods & Services--8.6%
Clark R&M, Inc., Sr. Notes                                        Ba3         8.625        8/15/08        750             772,500
Energy Corporation of America, Sr. Sub. Notes, Ser. A             Caa3        9.50         5/15/07        925             666,000
Forest Oil Corp., Sr. Notes                                       Ba3         8.00         6/15/08        627             666,188
Frontier Oil Corp., Sr. Notes, Ser. A                             Ba3         9.125        2/15/06        375             386,250
Giant Industries, Inc., Sr. Sub. Notes                            B3         11.00         5/15/12        430             423,550
Parker Drilling Co., Sr. Sub. Notes, Ser. D                       B2          9.75        11/15/06        250             255,625
Pioneer Natural Resources Co., Sr. Notes                          Ba1         9.625         4/1/10        500             622,500
PREMCOR Refining Group, Inc., Sr. Notes                           Ba3         9.50          2/1/13        155             170,500
Tesoro Petroleum Corp.,
   Sr. Sub. Notes                                                 B2          8.00         4/15/08        125             128,125
   Sr. Sub. Notes                                                 B2          9.625        11/1/08        275             273,625
   Sr. Sub. Notes                                                 B2          9.625         4/1/12        690             686,550
Tom Brown, Inc., Sr. Notes                                        Ba3         7.25         9/15/13         45              46,575
Westport Resources Corp., Sr. Sub. Notes                          Ba3         8.25         11/1/11         60              65,550
                                                                                                                     ------------
                                                                                                                        5,163,538
------------------------------------------------------------------------------------------------------------------------------
Environmental--2.4%
Allied Waste North America, Inc.,
   Sr. Notes, Ser. B                                              Ba3         7.625         1/1/06        600             627,000
   Sr. Notes, Ser. B                                              Ba3         8.50         12/1/08        450             486,000
Waste Management, Inc., Sr. Notes                                 Baa3        7.375         8/1/10        300             350,689
                                                                                                                     ------------
                                                                                                                        1,463,689
------------------------------------------------------------------------------------------------------------------------------
Financial Services--1.0%
CBRE Escrow, Inc., Sr. Notes                                      B1          9.75         5/15/10         80              86,600
Fairfax Final Holdings Ltd., Notes (Canada)                       Ba2         7.375        3/16/06        485 (b)         485,000
                                                                                                                     ------------
                                                                                                                          571,600
------------------------------------------------------------------------------------------------------------------------------
Food & Lodging--1.9%
Dole Food Co., Sr. Notes                                          B2          8.875        3/15/11        150             159,750
Host Marriot L.P.,
   Sr. Sub. Notes, Ser. I                                         Ba3         9.50         1/15/07        715             782,925
   Sr. Sub. Notes, Ser. G                                         Ba3         9.25         10/1/07        210             229,163
                                                                                                                     ------------
                                                                                                                        1,171,838

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Gaming--4.6%
Harrah's Operating Co., Inc., Sr. Sub. Notes                       Ba1         7.875%      12/15/05   $    375       $    405,937
Mandalay Resort Group, Sr. Sub. Notes                              Ba3         9.375        2/15/10        375            430,313
MGM Mirage, Inc., Sr. Sub. Notes                                   Ba1         8.50         9/15/10        700            787,500
Park Place Entertainment, Inc.,
   Sr. Sub. Notes                                                  Ba2         8.125        5/15/11        355            382,512
   Sr. Sub. Notes                                                  Ba2         7.00         4/15/13        135            139,556
Riviera Holdings Corp., Sr. Sec'd. Notes                           B2         11.00         6/15/10        625            619,531
                                                                                                                     ------------
                                                                                                                        2,765,349
------------------------------------------------------------------------------------------------------------------------------
General Industrial--1.6%
Koppers, Inc., Sr. Sec'd. Notes                                    B2          9.875       10/15/13        120            121,825
Thomas & Betts Corp., Notes                                        Ba1         7.25          6/1/13         30             30,600
UCAR Finance, Inc., Gtd. Notes                                     B3         10.25         2/15/12        125            136,562
WESCO Distribution, Inc., Sr. Sub. Notes, Ser. B                   B3          9.125         6/1/08        650            646,750
                                                                                                                     ------------
                                                                                                                          935,737
------------------------------------------------------------------------------------------------------------------------------
Health Care--6.4%
Alaris Medical Systems, Inc., Sr. Sec'd. Notes                     B2          7.25          7/1/11        165            165,825
Apogent Technologies, Inc., Sr. Notes                              Baa2        6.50         5/15/13         60             61,500
Beverly Enterprises, Inc.,
   Sr. Notes                                                       B1          9.00         2/15/06        500            507,500
   Sr. Notes                                                       B1          9.625        4/15/09        485            515,313
ExtendiCare Health Services, Inc., Sr. Sub. Notes                  B3          9.35        12/15/07        110            113,300
HCA, Inc., Notes                                                   Ba1         6.30         10/1/12        700            713,457
Kinnetic Concepts, Inc., Sr. Sub. Notes                            B3          7.375        5/15/13         60             61,200
NDCHealth Corp., Sr. Sub. Notes                                    B2         10.50         12/1/12        425            461,125
Omnicare, Inc., Sr. Sub. Notes                                     Ba2         6.125         6/1/13         70             68,600
Radiologix, Inc., Sr. Notes                                        B2         10.50        12/15/08        770            748,825
Sybron Dental Specialities, Inc., Sr. Sub. Notes                   B2          8.125        6/15/12        100            106,500
Universal Hospital Services, Inc., Sr. Sub. Notes                  B3         10.25          3/1/08        350            364,000
                                                                                                                     ------------
                                                                                                                        3,887,145
------------------------------------------------------------------------------------------------------------------------------
Home Building & Real Estate--3.2%
Beazer Homes USA, Inc., Sr. Sub. Notes                             Ba2         8.625        5/15/11        100            108,000
Champion Enterprises, Inc., Sr. Sub. Notes                         B3          7.625        5/15/09         80             67,200
Champion Home Builders Co., Sr. Sub. Notes                         B2         11.25         4/15/07         60             61,800
D.R. Horton, Inc.,
   Sr. Sub. Notes                                                  Ba2         9.75         9/15/10        110            123,750
   Sr. Sub. Notes                                                  Ba2         9.375        3/15/11        500            545,000
   Sr. Sub. Notes                                                  Ba2         6.875         5/1/13        200            201,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Home Building & Real Estate (cont'd.)
Standard Pacific Corp.,
   Sr. Notes                                                      Ba2         8.50%        6/15/07   $    250        $    256,875
   Sr. Notes, Ser. A                                              Ba2         8.00         2/15/08        575             595,125
                                                                                                                     ------------
                                                                                                                        1,958,750
------------------------------------------------------------------------------------------------------------------------------
Media & Entertainment--14.0%
AdvanStar Communications, Inc., Sr. Sec'd. Notes                  B3         10.75         8/15/10        210             216,825
CanWest Media, Inc., Sr. Sub. Notes (Canada)                      B2         10.625        5/15/11        350 (b)         397,250
Corus Entertainment, Inc., Sr. Sub. Notes (Canada)                B1          8.75          3/1/12        205 (b)         223,450
Dex Media, Inc., Sr. Sub. Notes                                   B3          9.875        8/15/13        605             683,650
EchoStar DBS Corp., Sr. Notes                                     B1          9.125        1/15/09        607             687,427
Houton Mufflin Co., Sr. Notes                                     B3          9.875         2/1/13        185             196,100
Lamar Media Corp., Sr. Sub. Notes                                 Ba3         7.25          1/1/13         55              57,475
Lin Television Corp., Sr. Sub. Notes                              B2          6.50         5/13/13        260             252,850
LodgeNet Enterprises Corp., Sr. Sub. Debs.                        B3          9.50         6/15/13        140             148,400
Moore North American Finance Corp., Sr. Notes                     B1          7.875        1/15/11        155             164,688
Pegasus Satelite Communications, Inc., Sr. Notes                  Ca         12.375         8/1/06        225             180,000
PRIMEDIA, Inc., Sr. Notes                                         B1          8.875        5/15/11        410             425,375
Quebecor Media, Inc., Sr. Notes (Canada)                          B2         11.125        7/15/11      1,050 (b)       1,197,000
RH Donnelly Finance Corp. I, Sr. Sub. Notes                       B2         10.875       12/15/12        455             536,900
Six Flags, Inc., Sr. Notes                                        B2          9.75         4/15/13        520             488,800
Sinclair Broadcast Group, Inc., Sr. Sub. Notes                    B2          8.00         3/15/11        190             200,450
Time Warner, Inc., Debs.                                          Baa1        9.125        1/15/13        425             540,053
Vivandi Universal S.A., Sr. Notes (France)                        B1          9.25         4/15/10        455 (b)         522,681
Von Hoffman Press, Inc.,
   Gtd. Notes                                                     B3         10.375        5/15/07        550             552,750
   Gtd. Notes                                                     B2         10.25         3/15/09        345             368,287
World Color Press, Inc., Sr. Sub. Notes                           Baa2        8.375       11/15/08        375             396,448
                                                                                                                     ------------
                                                                                                                        8,436,859
------------------------------------------------------------------------------------------------------------------------------
Metals--4.3%
AK Steel Corp., Sr. Sub. Notes                                    B1          7.875        2/15/09      1,080             772,200
Arch-Western Finance Corp., Sr. Notes                             Ba2         6.75          7/1/13        225             231,750
Century Aluminum Co., Sr. Sec'd. First Mtge. Notes                Ba3        11.75         4/15/08        495             529,650
Numatics, Inc., Sr. Sub. Notes, Ser. B                            Caa2        9.625         4/1/08        160             118,400
Peabody Energy Corp., Sr. Sub. Notes, Ser. B                      Ba3         6.875        3/15/13        100             104,250
Steel Dynamics, Inc., Sr. Notes                                   B2          9.50         3/15/09         65              69,550
United States Steel LLC, Sr. Notes                                Ba3        10.75          8/1/08        715             761,475
                                                                                                                     ------------
                                                                                                                        2,587,275

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Paper & Packaging--11.4%
Abiti-Consolidated, Inc., Debs. (Canada)                          Ba1         8.55%         8/1/10   $    525 (b)    $    573,244
AEP Industries, Inc., Sr. Sub. Notes                              B3          9.875       11/15/07        225             220,500
Anchor Glass Container Corp., Sr. Sec'd. Notes                    B2         11.00         2/15/13        390             436,800
Bowater, Inc., Sr. Notes (Canada)                                 Ba1         7.95        11/15/11        175 (b)         180,343
Caraustar Industries, Inc., Sr. Sub. Notes                        B2          9.875         4/1/11        675             661,500
Georgia-Pacific Corp.,
   Sr. Notes                                                      Ba2         8.875        2/10/10      1,000           1,095,000
   Sr. Notes                                                      Ba2         9.375         2/1/13        225             251,156
Jefferson Smurfit Corp., Sr. Sub. Notes                           B2          7.50          6/1/13        155             157,325
MDP Acquisitions PLC, Sr. Sub. Notes (Ireland)                    Caa2        9.625        10/1/12        135 (b)         147,825
Owens-Brockway Glass Container, Inc., Sr. Sec'd. Notes            B1          8.875        2/15/09        815             867,975
Pacifica Papers, Inc., Sr. Notes (Canada)                         Ba2        10.00         3/15/09        750 (b)         795,000
Silgan Corp., Sr. Sub. Debs.                                      B1          9.00          6/1/09        662             685,170
Stone Container Corp.,
   Sr. Notes                                                      B2          9.25          2/1/08        450             489,375
   Sr. Notes                                                      B2          8.375         7/1/12        325             341,250
                                                                                                                     ------------
                                                                                                                        6,902,463
------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical--1.1%
Athena Neurosciences Finance LLC, Gtd. Notes                      Caa2        7.25         2/21/08        835             676,350
------------------------------------------------------------------------------------------------------------------------------
Retail--3.4%
CSK Auto, Inc., Gtd. Notes                                        B2         12.00         6/15/06        390             435,825
GAP, Inc., Notes                                                  Ba3        10.55        12/15/08        370             444,925
J.C. Penney, Inc.,
   Sr. Notes                                                      Ba3         7.60          4/1/07        150             162,000
   Sr. Notes                                                      Ba3         7.375        8/15/08        100             106,500
Rite Aid Corp.,
   Gtd. Notes                                                     Caa2        7.125        1/15/07        790             799,875
   Gtd. Notes                                                     Caa2       11.25          7/1/08        100             112,000
                                                                                                                     ------------
                                                                                                                        2,061,125
------------------------------------------------------------------------------------------------------------------------------
Supermarkets--2.6%
Delhaize America, Inc., Gtd. Notes                                Ba1         8.125        4/15/11        370             407,000
Great Atlantic & Pacific Tea, Inc., Sr. Notes                     B3          9.125       12/15/11        810             761,400
Winn-Dixxie Stores, Inc., Sr. Notes                               Ba2         8.875         4/1/08        415             429,525
                                                                                                                     ------------
                                                                                                                        1,597,925

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Technology--8.8%
Amkor Technologies, Inc.,
   Sr. Sub. Notes                                                  B3         10.50%         5/1/09   $    750       $    798,750
   Sr. Sub. Notes                                                  B3          7.75         5/15/13        240            241,200
ASAT Finance LLC, Gtd. Notes                                       B3         12.50         11/1/06         33             34,125
Avaya, Inc., Sr. Sec'd. Notes                                      Ba2        11.25          4/1/09        595            688,713
Lucent Technologies, Inc.,
   Notes                                                           Caa1        7.25         7/15/06        240            231,000
   Notes                                                           Caa1        5.50        11/15/08        425            361,250
Nortel Networks Ltd., Notes (Canada)                               Ba3         6.125        2/15/06        645 (b)        648,225
Sanmina-SCI Corp., Sr. Sec'd. Notes                                Ba2        10.375        1/15/10        440            515,900
SCG Holdings Corp., Sr. Sub. Notes                                 Caa2       12.00          8/1/09        690            719,325
Selectron Corp., Sr. Notes                                         Ba3         9.625        2/15/09        255            281,138
Xerox Corp.,
   Gtd. Notes                                                      B1          9.75         1/15/09        305            338,550
   Gtd. Notes                                                      B1          7.625        6/15/13        450            443,813
                                                                                                                     ------------
                                                                                                                        5,301,989
------------------------------------------------------------------------------------------------------------------------------
Telecommunications--13.5%
ACC Escrow Corp., Sr. Notes                                        B2         10.00          8/1/11        200            215,000
Alaska Communications, Inc., Sr. Notes                             B2          9.875        8/15/11        190            193,800
American Tower Corp., Sr. Notes                                    Caa1        9.375         2/1/09        285            290,700
Crown Castle International Corp.,
   Sr. Notes                                                       B3          9.375         8/1/11        245            261,537
   Sr. Notes                                                       B3         10.75          8/1/11        345            382,950
Fairpoint Communications, Inc., Sr. Notes                          B3         11.875         3/1/10         45             51,300
GCI, Inc., Sr. Notes                                               B2          9.75          8/1/07      1,000          1,012,500
Nextel Communications, Inc.,
   Sr. Notes                                                       B3          9.375       11/15/09         50             54,250
   Sr. Notes                                                       B3          9.50          2/1/11      1,475          1,629,875
Nextel Partners, Inc., Sr. Notes                                   Caa1       12.50        11/15/09        425            484,500
Qwest Capital Funding, Inc.,
   Sr. Sub. Notes                                                  Caa2        7.90         8/15/10        250            227,500
   Sr. Sub. Notes                                                  Caa2        7.25         2/15/11        700            623,000
Qwest Services Corp., Sr. Notes                                    Caa1       14.00         2/15/14        670            805,675
Rogers Wireless, Inc., Sr. Sec'd. Notes (Canada)                   Baa3        9.625         5/1/11        450 (b)        517,500
Triton PCS, Inc.,
   Sr. Sub. Notes                                                  B3          9.375         2/1/11        280            284,900
   Sr. Sub. Notes                                                  B3          8.75        11/15/11        795            793,012
Western Wireless, Inc., Sr. Notes                                  Caa2        9.25         7/15/13        210            214,200
U.S. West Capital Funding, Inc., Sr. Notes                         Ca1         6.375        7/15/08        100             88,500
                                                                                                                     ------------
                                                                                                                        8,130,699

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Textile--0.8%
Levi Strauss & Co., Sr. Notes                                      Ca         11.625%       1/15/08   $    470       $    385,400
Oxford Industries, Inc., Sr. Notes                                 B2          8.875         6/1/11         80             85,200
                                                                                                                     ------------
                                                                                                                          470,600
------------------------------------------------------------------------------------------------------------------------------
Transportation--4.5%
American Air Lines, Inc., Pass-Thru Certificates,
   Ser. 1999-1, Class A-2                                          Baa3        7.024       10/15/09        130            126,992
   Ser. 2001-01, Class A-2                                         Ba1         6.817        5/23/11        265            227,378
Continental Air Lines, Inc., Pass-Thru Certificates,
   Ser. 2001-1, Class A-2                                          Baa3        6.503        6/15/11        465            455,997
Delta Air Lines, Inc.,
   Notes                                                           B3          7.90        12/15/09      1,260            935,550
   Debs.                                                           B3         10.375         2/1/11         45             34,313
Kansas City Southern Railway Co., Gtd. Notes                       Ba3         9.50         10/1/08        825            909,562
                                                                                                                     ------------
                                                                                                                        2,689,792
------------------------------------------------------------------------------------------------------------------------------
Utilities--15.3%
AES Corp., Sr. Sec'd. Notes                                        Ba3         8.875        2/15/11        825            820,875
Avista Corp., Sr. Notes                                            Ba1         9.75          6/1/08        380            442,700
Calpine Corp., Sr. Notes                                           B1          8.50         2/15/11      1,485          1,046,925
Calpine Canada Energy Finance LLC, Gtd. Notes (Canada)             B1          8.50          5/1/08         45 (b)         32,400
CenterPoint Energy, Inc., Bonds                                    Ba1         6.85          6/1/15        595            581,414
CMS Energy Corp.,
   Sr. Notes                                                       B3          9.875       10/15/07        700            749,000
   Sr. Notes                                                       B3          8.90         7/15/08        160            165,600
   Sr. Notes                                                       B3          8.50         4/15/11        165            167,888
Dynegy Holdings, Inc., Sr. Sec'd. Notes                            B3         10.125        7/15/13        510            538,050
El Paso Energy Corp.,
   Sr. Notes                                                       Caa1        6.75         5/15/09        870            726,450
   Sr. Notes                                                       Caa1        7.00         5/15/11        605            499,125
Illinois Power Co., First Mtge. Bonds                              B3         11.50        12/15/10        155            186,000
Nevada Power Co.,
   Notes, Ser. E                                                   Ba2        10.875       10/15/09        115            124,344
   Second Mtge. Bonds                                              Ba2         9.00         8/15/13        275            283,937
Reliant Resources, Inc., Sr. Sec'd. Notes                          B1          9.25         7/15/10        395            357,475
Semco Energy, Inc.,
   Sr. Notes                                                       Ba2         7.125        5/15/08         20             20,100
   Sr. Notes                                                       Ba2         7.750        5/15/13         35             35,262

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of September 30, 2003 (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                              Moody's        Interest     Maturity     Amount           Value
Description                                                   Rating           Rate         Date        (000)          (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Utilities (cont'd.)
The Williams Companies, Inc.,
   Notes                                                          B3          7.125%        9/1/11   $    980        $    967,750
   Notes                                                          B3          8.125        3/15/12         25              26,000
TNP Enterprises, Inc., Sr. Sub. Notes, Ser. B                     Ba3        10.25          4/1/10        500             515,000
Western Resources, Inc.,
   Sr. Notes                                                      Ba2         9.75          5/1/07        200             224,500
   Sr. Notes                                                      Ba2         7.125         8/1/09        705             720,863
                                                                                                                     ------------
                                                                                                                        9,231,658
                                                                                                                     ------------
Total long-term corporate bonds                                                                                        83,857,728
 ------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                                          Shares
                                                                                                     ---------
World Kitchen, Inc.(a)                                                                                  6,031 (c)               0
                                                                                                                     ------------
Total long-term investments (cost $80,162,156)                                                                         83,857,728
 ------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--1.3%
                                                                                                     Principal
                                                                                                      Amount
REPURCHASE AGREEMENT                                                                                   (000)
                                                                                                     ---------
ABN AMRO, Incorporated, dated 9/30/03, due 10/1/03 in the
   amount of $800,024 (cost $800,000; collateralized by
   $1,611,645 Federal Mortgage Association, 6.50%, due
   5/1/17, value of collateral including accrued interest
   is $816,000)                                                   --          1.08         10/1/03   $    800             800,000
------------------------------------------------------------------------------------------------------------------------------
Total Investments--140.2%
(cost $80,962,156; Note 4)                                                                                             84,657,728
Liabilities in excess of other assets--(40.2%)                                                                        (24,265,931)
                                                                                                                     ------------
Net Assets--100%                                                                                                     $ 60,391,797
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a)--Non-income producing securities.
(b)--US$ denominated foreign bonds.
(c)--Fair-valued security--value is determined by the Valuation Committee in consultation with the investment adviser.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Statement of Assets and Liabilities (Unaudited)   THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                                                                              September 30, 2003
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $80,962,156)...................................................................   $     84,657,728
Cash.......................................................................................................            321,640
Interest receivable........................................................................................          2,130,139
Receivable for investments sold............................................................................          1,435,613
Other assets...............................................................................................             45,886
                                                                                                              ------------------
   Total assets............................................................................................         88,591,006
                                                                                                              ------------------
Liabilities
Loan payable (Note 5)......................................................................................         26,000,000
Payable for investments purchased..........................................................................          1,400,071
Dividends payable..........................................................................................            554,043
Accrued expenses...........................................................................................            161,700
Deferred directors' fees payable...........................................................................             31,705
Advisory fee payable.......................................................................................             24,729
Loan interest payable (Note 5).............................................................................             17,069
Administration fee payable.................................................................................              9,892
                                                                                                              ------------------
   Total liabilities.......................................................................................         28,199,209
                                                                                                              ------------------
Net Assets.................................................................................................   $     60,391,797
                                                                                                              ------------------
                                                                                                              ------------------
Net assets were comprised of:
   Common stock, at par....................................................................................   $        158,298
   Paid-in capital in excess of par........................................................................        130,911,213
                                                                                                              ------------------
                                                                                                                   131,069,511
   Overdistribution of net investment income...............................................................           (412,294)
   Accumulated net realized loss on investment transactions................................................        (73,960,992)
   Net unrealized appreciation on investments and foreign currencies.......................................          3,695,572
                                                                                                              ------------------
   Net assets, September 30, 2003..........................................................................   $     60,391,797
                                                                                                              ------------------
                                                                                                              ------------------
Net asset value per share ($60,391,797 / 15,829,787 shares of common stock issued and outstanding).........              $3.82
                                                                                                              ------------------
                                                                                                              ------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

THE HIGH YIELD PLUS FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
                                                 September 30,
                                                     2003
Net Investment Income
Income
   Interest...................................   $  4,025,894
                                                 -------------
Expenses
   Investment advisory fee....................        147,568
   Administration fee.........................         59,027
   Legal fees and expenses....................         57,000
   Custodian's fees and expenses..............         53,000
   Reports to shareholders....................         32,000
   Listing fee................................         21,000
   Transfer agent's fees and expenses.........         18,000
   Audit fee..................................         15,000
   Directors' fees and expenses...............         15,000
   Insurance expense..........................          8,000
   Miscellaneous..............................          1,472
                                                 -------------
      Total operating expenses................        427,067
   Loan interest expense (Note 5).............        261,027
                                                 -------------
      Total expenses..........................        688,094
                                                 -------------
Net investment income.........................      3,337,800
                                                 -------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized loss on investment
   transactions...............................     (2,946,657)
Net change in unrealized appreciation
   (depreciation) on investments..............      8,136,103
                                                 -------------
Net gain on investments.......................      5,189,446
                                                 -------------
Net Increase in Net Assets
Resulting from Operations.....................   $  8,527,246
                                                 -------------
                                                 -------------

THE HIGH YIELD PLUS FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                   September
                                                      30,
                                                     2003
Increase (Decrease) in Cash
Cash flows from operating activities:
   Interest and dividends received..............  $ 3,607,927
   Operating expenses paid......................     (437,629)
   Loan interest and commitment fees paid.......     (309,481)
   Purchases of long-term portfolio
      investments...............................  (20,674,207)
   Proceeds from acquiring of short-term
      portfolio investments.....................      (11,000)
   Proceeds from acquiring of long-term
      portfolio investments.....................   16,040,434
   Decrease in other assets.....................        7,750
                                                  ------------
   Net cash used in operating activities........   (1,776,206)
                                                  ------------
Cash flows from financing activities:
   Net increase in loan payable.................    5,000,000
   Cash dividends paid (excluding reinvestment
      of dividends of $293,098).................   (2,902,953)
                                                  ------------
   Net cash provided by financing activities....    2,097,047
                                                  ------------
   Net increase in cash.........................      320,841
   Cash at beginning of period..................          799
                                                  ------------
   Cash at end of period........................  $   321,640
                                                  ------------
                                                  ------------
Reconciliation of Net Decrease in Net Assets
to Net Cash Provided from Operating Activities
Net increase in net assets resulting from
   operations...................................  $ 8,527,246
                                                  ------------
Increase in investments.........................   (5,066,563)
Net realized loss on investment transactions....    2,946,657
Net increase in unrealized appreciation on
   investments..................................   (8,136,103)
Increase in receivable for investments sold.....   (1,255,238)
Increase in interest receivable.................     (141,010)
Decrease in other assets........................        7,750
Increase in payable for investments purchased...    1,400,071
Decrease in accrued expenses and other
   liabilities..................................      (59,016)
                                                  ------------
   Total adjustments............................  (10,303,452)
                                                  ------------
   Net cash flows provided from operating
      activities................................  $(1,776,206)
                                                  ------------
                                                  ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

THE HIGH YIELD PLUS FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                  Six Months            Year
                                     Ended             Ended
                                 September 30,        March 31,
                                     2003               2003
                                  ------------      ------------
Increase (Decrease) in
Net Assets

Operations
   Net investment income.......   $  3,337,800      $  6,311,561
   Net realized loss on
      investment
      transactions.............     (2,946,657)      (11,741,163)
   Net change in unrealized
      appreciation
      (depreciation) on
      investments..............      8,136,103         4,974,881
                                  ------------      ------------
   Net increase (decrease) in
      net assets resulting from
      operations...............      8,527,246          (454,721)
   Dividends from net
      investment income (Note 1).   (3,238,176)       (6,439,615)
   Value of Fund shares issued
      to shareholders in
      reinvestment of dividends
      (Note 6).................        293,098           364,950
                                  ------------      ------------
Total increase (decrease)......      5,582,168        (6,529,386)
Net Assets
Beginning of period............     54,809,629        61,339,015
                                  ------------      ------------
End of period..................   $ 60,391,797      $ 54,809,629
                                  ------------      ------------
                                  ------------      ------------

THE HIGH YIELD PLUS FUND, INC.
Notes to Financial Statements (Unaudited)
------------------------------------------------------------

The High Yield Plus Fund, Inc. (the 'Fund') was organized in Maryland on February 3, 1988, as a diversified, closed-end management investment company. The Fund's primary objective is to provide a high level of current income to shareholders. The Fund seeks to achieve this objective through investment of at least 80% of its investable assets in publicly or privately offered high yield debt securities rated in the medium to lower categories by recognized rating services or nonrated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which market quotations are readily available--including securities listed on national securities exchanges and those traded over-the-counter--are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the advisor.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of

--------------------------------------------------------------------------------
                                       14

Notes to Financial Statements (Unaudited)         THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the current daily rate of exchange.

(ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Cash Flow Information: The Fund invests in securities and pays dividends from net investment income and distributions from net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing discounts and premiums on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' or 'Payable to Custodian' in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

------------------------------------------------------------
Note 2. Agreements

The Fund has agreements with, among others, Wellington Management Company, LLP (the 'Investment Adviser') and Prudential Investments LLC (the 'Administrator'). The Investment Adviser makes investment decisions on behalf of the Fund; the Administrator provides occupancy and certain clerical and accounting services to the Fund. The Fund bears all other costs and expenses.

The investment advisory agreement provides for the Investment Adviser to receive a fee, computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly net assets. The administration agreement provides for the Administrator to receive a fee, computed weekly and payable monthly at an annual rate of .20% of the Fund's average weekly net assets.

--------------------------------------------------------------------------------
                                       15

Notes to Financial Statements (Unaudited)         THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the six months ended September 30, 2003, aggregated $22,513,125 and $17,295,672, respectively.

------------------------------------------------------------
Note 4. Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2003 was approximately $69,744,000, of which $1,806,000 expires in 2004, $500,000 expires in 2007, $8,206,000 expires in 2008, $8,395,000 expires in 2009, $24,697,000 expires in 2010 and $26,140,000 expires in 2011.
Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The capital loss carryforward differs from the amount on the Statement of Assets and Liabilities primarily due to the Fund electing to treat post-October capital losses of approximately $751,000 as having occurred in the current fiscal year and differences in the treatment of discount and premium amortization for book and tax purposes.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of September 30, 2003 was as follows:

 Tax Basis of                                          Net Unrealized
  Investments       Appreciation     Depreciation       Appreciation
---------------     ------------     -------------     --------------
  $81,401,003        $6,148,137      $  2,891,412        $3,256,725

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

------------------------------------------------------------
Note 5. Borrowings

The Fund has a credit agreement with an unaffiliated lender. The maximum commitment under this agreement is $35,000,000. Interest on any such borrowings is based on market rates and is payable quarterly and at maturity. The Fund may utilize these borrowings (leverage) in order to increase the potential for gain on amounts invested. There can be no guarantee that these gains will be realized. There are increased risks associated with the use of leverage. The average daily balance outstanding during the six months ended September 30, 2003 was $24,486,339 at a weighted average interest rate of 3.02%. The maximum face amount of borrowings outstanding at any month-end during the six months ended September 30, 2003 was $27,000,000. The current borrowings of $26,000,000 (at a weighted average interest rate of 2.00%) will mature on March 30, 2004.

The Fund pays commitment fees at an annual rate of .10 of 1% on any unused portion of the credit facility. Commitment fees are included in 'Loan Interest' as reported on the Statement of Assets and Liabilities and on the Statement of Operations.

------------------------------------------------------------
Note 6. Capital

There are 100 million shares of common stock authorized at $.01 par value per share. During the six months ended September 30, 2003 and the fiscal year ended March 31, 2003, the Fund issued 78,473 and 99,359 shares in connection with reinvestment of dividends, respectively.

------------------------------------------------------------
Note 7. Dividends

On November 18, 2003, the Board of Directors of the Fund declared dividends of $0.0350 per share payable on January 9, 2004, February 9, 2004 and March 8, 2004 to stockholders of record on December 31, 2003, January 30, 2004 and February 27, 2004, respectively.

--------------------------------------------------------------------------------
                                       16

Financial Highlights (Unaudited)                  THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended                      Year Ended March 31,
                                                              September 30,     -----------------------------------------------
                                                                  2003            2003         2002         2001         2000
                                                              -------------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................       $  3.48        $   3.92     $   5.02     $   6.42     $   7.36
                                                                  ------        --------     --------     --------     --------
Income from investment operations
Net investment income.....................................           .22             .42          .62          .81          .89
Net realized and unrealized gain (loss) on investments....           .33            (.45)       (1.00)       (1.34)        (.94)
                                                                  ------        --------     --------     --------     --------
   Total from investment operations.......................           .55            (.03)        (.38)        (.53)        (.05)
                                                                  ------        --------     --------     --------     --------
Less dividends and distributions
Dividends from net investment income......................          (.21)           (.41)        (.72)        (.86)        (.89)
Distributions in excess of net investment income..........            --              --           --         (.01)          --
                                                                  ------        --------     --------     --------     --------
   Total dividends and distributions......................          (.21)           (.41)        (.72)        (.87)        (.89)
                                                                  ------        --------     --------     --------     --------
Capital charge in respect to issuance of shares...........            --              --           --           --           --
                                                                  ------        --------     --------     --------     --------
Net asset value, end of period(a).........................       $  3.82        $   3.48     $   3.92     $   5.02     $   6.42
                                                                  ------        --------     --------     --------     --------
                                                                  ------        --------     --------     --------     --------
Market price per share, end of period(a)..................       $  4.05        $   3.63     $   4.38     $   6.20     $ 6.1875
                                                                  ------        --------     --------     --------     --------
                                                                  ------        --------     --------     --------     --------
TOTAL INVESTMENT RETURN(b):...............................         17.76%          (6.41)%     (19.20)%      15.49%       (2.96)%
                                                                  ------        --------     --------     --------     --------
                                                                  ------        --------     --------     --------     --------
RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................       $60,392        $ 54,810     $ 61,339     $ 77,593     $ 98,212
Average net assets (000 omitted)..........................       $58,702        $ 53,407     $ 67,722     $ 88,620     $107,803
Ratio to average net assets:
   Expenses, before loan interest and commitment fees.....          1.45%(c)        1.53%        1.33%        1.26%        1.08%
   Total expenses.........................................          2.34%(c)        2.72%        3.19%        3.92%        3.47%
   Net investment income..................................         11.37%(c)       11.82%       14.15%       14.00%       12.60%
Portfolio turnover rate...................................            21%(d)          87%          76%          68%          83%
Total debt outstanding at end of period (000 omitted).....       $26,000        $ 21,000     $ 22,000     $ 28,000     $ 42,000
Asset coverage per $1,000 of debt outstanding.............       $ 3,323        $  3,610     $  3,788     $  3,771     $  3,338

                                                              1999
                                                            --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......................  $   9.21
                                                            --------
Income from investment operations
Net investment income.....................................       .88
Net realized and unrealized gain (loss) on investments....     (1.59)
                                                            --------
   Total from investment operations.......................      (.71)
                                                            --------
Less dividends and distributions
Dividends from net investment income......................      (.88)
Distributions in excess of net investment income..........        --
                                                            --------
   Total dividends and distributions......................      (.88)
                                                            --------
Capital charge in respect to issuance of shares...........      (.26)
                                                            --------
Net asset value, end of period(a).........................  $   7.36
                                                            --------
                                                            --------
Market price per share, end of period(a)..................  $ 7.1875
                                                            --------
                                                            --------
TOTAL INVESTMENT RETURN(b):...............................    (12.36)%
                                                            --------
                                                            --------
RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)...................  $111,993
Average net assets (000 omitted)..........................  $ 94,437
Ratio to average net assets:
   Expenses, before loan interest and commitment fees.....      1.11%
   Total expenses.........................................      3.14%
   Net investment income..................................     11.60%
Portfolio turnover rate...................................        94%
Total debt outstanding at end of period (000 omitted).....  $ 35,000
Asset coverage per $1,000 of debt outstanding.............  $  4,204

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.

Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the year indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.

--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Supplemental Proxy Information (Unaudited)        THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

The annual meeting of shareholders of The High Yield Plus Fund, Inc. was held on July 28, 2003 at the offices of Prudential Investments LLC, 100 Mulberry Street, Newark, New Jersey. The meeting was held for the following purpose:

(1)       To elect the following directors to serve as follows:
                     Directors                 Class         Term        Expiring
          -------------------------------      ------      --------      ---------
          Thomas T. Mooney                      III        3 years         2006
          Clay T. Whitehead                     III        3 years         2006

          Directors whose term of office continued beyond this meeting are Eugene C. Dorsey, Robert E. La Blanc and Douglas H.
          McCorkindale.

The results of the proxy solicitation on the above matter were as follows:

                   Directors                Votes for      Votes against      Votes withheld      Abstentions
          ----------------------------     -----------     --------------     ---------------     ------------
          Thomas T. Mooey                  13,369,723            --               334,672              --
(1)       Clay T. Whitehead                13,448,764            --               255,631              --

--------------------------------------------------------------------------------
                                       18

Other Information (Unaudited)                     THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------------------------------------

Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares ('Shares') pursuant to the Fund's Dividend Reinvestment Plan (the 'Plan'). Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

Equiserve Trust Company, N.A. (the 'Plan Agent') serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at the higher of net asset value or 95% of the market price. If net asset value exceeds the market price of Shares on the valuation date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.

--------------------------------------------------------------------------------
                                       19

Directors
Eugene C. Dorsey
Robert E. La Blanc
Douglas H. McCorkindale
Thomas T. Mooney
Clay T. Whitehead

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30, 2003 were not audited and, accordingly, no opinion is expressed on them.

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The High Yield Plus Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788


CUSIP 429906100
HYPS

Item 2 -- Code of Ethics -- Not required as this is not an annual filing.

Item 3 -- Audit Committee Financial Expert -- Not required in this filing.

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

    (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

    (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

    (a) Code of Ethics -- Not applicable with semi-annual filing

    (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)* /s/Arthur J. Brown
                          ------------------
                          Arthur J. Brown
                          Secretary

Date  November 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Thomas Mooney
                          ------------------
                          Thomas Mooney
                          President and Principal Executive Officer

Date  November 26, 2003


By (Signature and Title)* /s/Grace C. Torres
                          ------------------
                          Grace C. Torres
                          Treasurer and Principal Financial Officer

Date  November 26, 2003



* Print the name and title of each signing officer under his or her signature.